CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to Unemployment - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unemployment Increase 1pp [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to Unemployment [Line Items]
ECL impact, £m	£ 141	£ 172
Unemployment Decrease 1pp [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to Unemployment [Line Items]
ECL impact, £m	£ (143)	£ (155)